Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Of Investments In And Unfunded Commitments To Funds Measured At Net Asset Value
	December 31, 2016		December 31, 2015
	Fair value of investments	Unfunded commitments	Fair value of investments	Unfunded commitments
Private company investments	$18,763	$8,526	$34,385	$14,178
Partnership interests	15,798	1,822	22,502	2,018
Mutual funds	11,301	—	20,399	—
Private equity funds	9,310	2,020	12,970	9,352
Money market funds	35,637	—	77,097	—
Total	$90,809	$12,368	$167,353	$25,548

Fair Value Of Assets And Liabilities Measured On Recurring Basis

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Financial instruments owned:
U.S. government securities	$9,951	$9,951	$—	$—
U.S. government agency securities	89,833	—	89,833	—
Mortgage-backed securities:
Agency	305,774	—	305,774	—
Non-agency	28,402	—	27,320	1,082
Corporate securities:
Fixed income securities	299,946	1,944	297,729	273
Equity securities	32,044	31,444	—	600
State and municipal securities	159,095	—	159,095	—
Total financial instruments owned	925,045	43,339	879,751	1,955
Available-for-sale securities:
U.S. government agency securities	4,197	300	3,897	—
State and municipal securities	72,490	—	72,490	—
Mortgage-backed securities:
Agency	338,732	—	338,732	—
Commercial	72,773	—	72,773	—
Non-agency	1,892	—	1,892	—
Corporate fixed income securities	823,511	—	823,511	—
Asset-backed securities	1,867,718	—	1,867,718	—
Total available-for-sale securities	3,181,313	300	3,181,013	—
Investments:
Corporate equity securities	27,247	23,414	—	3,833
Auction rate securities:
Equity securities	48,689	—	—	48,689
Municipal securities	832	—	—	832
Other	1,623	—	383	1,240
Investments measured at NAV	55,172
Total investments	133,563	23,414	383	54,594
Cash equivalents measured at NAV	35,637
Derivative contracts (1)	10,390	—	10,390	—
	$4,285,948	$67,053	$4,071,537	$56,549

(1)	Included in other assets in the consolidated statements of financial condition.
	December 31, 2016
	Total	Level 1	Level 2	Level 3
Liabilities:
Financial instruments sold, but not yet purchased:
U.S. government securities	$362,536	$362,536	$—	$—
U.S. government agency securities	20,549	—	20,549	—
Mortgage-backed securities:
Agency	94,552	—	94,552	—
Non-agency	1	—	1	—
Corporate securities:
Fixed income securities	202,968	980	201,988	—
Equity securities	18,395	18,395	—	—
State and municipal securities	31	—	31	—
Total financial instruments sold, but not yet purchased	699,032	381,911	317,121	—
Derivative contracts (2)	1,823	—	1,823	—
	$700,855	$381,911	$318,944	$—

(2)	Included in accounts payable and accrued expenses in the consolidated statements of financial condition.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2015, are presented below (in thousands):

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Financial instruments owned:
U.S. government securities	$45,167	$45,167	$—	$—
U.S. government agency securities	116,949	—	116,949	—
Mortgage-backed securities:
Agency	205,473	—	205,473	—
Non-agency	33,319	—	31,843	1,476
Corporate securities:
Fixed income securities	203,910	13,203	190,707	—
Equity securities	31,642	29,388	1,635	619
State and municipal securities	112,983	—	112,983	—
Total financial instruments owned	749,443	87,758	659,590	2,095
Available-for-sale securities:
U.S. government agency securities	1,698	—	1,698	—
State and municipal securities	74,167	—	74,167	—
Mortgage-backed securities:
Agency	304,893	—	304,893	—
Commercial	11,310	—	11,310	—
Non-agency	2,518	—	2,518	—
Corporate fixed income securities	319,408	—	319,408	—
Asset-backed securities	915,913	—	915,913	—
Total available-for-sale securities	1,629,907	—	1,629,907	—
Investments:
Corporate equity securities	30,737	26,436	1,359	2,942
U.S. government securities	102	102	—	—
Auction rate securities:
Equity securities	55,710	—	5,268	50,442
Municipal securities	1,315	—	—	1,315
Other	2,897	4	2,873	20
Investments measured at NAV	90,256
Total investments	181,017	26,542	9,500	54,719
Cash equivalents measured at NAV	77,097
	$2,637,464	$114,300	$2,298,997	$56,814

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Liabilities:
Financial instruments sold, but not yet purchased:
U.S. government securities	$186,030	$186,030	$—	$—
Agency mortgage-backed securities:	50,830	—	50,830	—
Corporate securities:
Fixed income securities	255,700	3,601	252,099	—
Equity securities	29,184	22,894	6,290	—
Total financial instruments sold, but not yet purchased	521,744	212,525	309,219	—
Derivative contracts (2)	3,591	—	3,591	—
	$525,335	$212,525	$312,810	$—

(2)	Included in accounts payable and accrued expenses in the consolidated statements of financial condition.

Schedule Of Changes In Fair Value Associated With Level 3 Financial Instruments

	Year Ended December 31, 2016
	Financial instruments owned
	Mortgage- Backed Securities – Non-Agency	Corporate Fixed Income Securities	Equity Securities
Balance at December 31, 2015	$1,476	$—	$619
Unrealized gains/(losses):
Included in changes in net assets (1)	(18)	—	(279)
Included in OCI (2)	—	—	—
Realized gains/(losses) (1)	54	—	—
Purchases	—	292	253
Sales	—	—	—
Redemptions	(430)	(19)	—
Transfers:
Into Level 3	—	—	7
Out of Level 3	—	—	—
Net change	(394)	273	(19)
Balance at December 31, 2016	$1,082	$273	$600

	Year Ended December 31, 2016
	Investments
	Corporate Equity Securities	Auction Rate Securities – Equity	Auction Rate Securities – Municipal	Other
Balance at December 31, 2015	$2,942	$50,442	$1,315	$20
Unrealized gains/(losses):
Included in changes in net assets (1)	(361)	547	67	—
Included in OCI (2)	—	—	—	—
Realized gains (1)	2,453	—	—	—
Purchases	3,593	50	—	3,782
Sales	—	—	—	—
Redemptions	(4,794)	(2,350)	(550)	—
Transfers:
Into Level 3	—	—	—	465
Out of Level 3	—	—	—	(3,027)
Net change	891	(1,753)	(483)	1,220
Balance at December 31, 2016	$3,833	$48,689	$832	$1,240

(1)	Realized and unrealized gains/(losses) related to financial instruments owned and investments are reported in other income in the consolidated statements of operations.
(2)	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss in the consolidated statements of financial condition.

	Year Ended December 31, 2015
	Financial instruments owned			Available- for-sale securities
	Mortgage- Backed Securities – Non-Agency	Corporate Fixed Income Securities	Equity Securities	Asset- Backed Securities
Balance at December 31, 2014	$806	$1,993	$1,144	$44,045
Unrealized gains/(losses):
Included in changes in net assets (1)	(241)	84	—	—
Included in OCI (2)	—	—	—	342
Realized gains/(losses) (1)	127	53	—	(2,136)
Purchases	—	11,643	—	—
Sales	—	(13,773)	(525)	(42,251)
Redemptions	(332)	—	—	—
Transfers:
Into Level 3	1,116	—	—	—
Out of Level 3	—	—	—	—
Net change	670	(1,993)	(525)	(44,045)
Balance at December 31, 2015	$1,476	$—	$619	$—

	Year Ended December 31, 2015
	Investments
	Corporate Equity Securities	Auction Rate Securities – Equity	Auction Rate Securities – Municipal	Other
Balance at December 31, 2014	$7,550	$46,197	$1,326	$2,026
Unrealized gains/(losses):
Included in changes in net assets (1)	1,410	(413)	(11)	(938)
Included in OCI (2)	—	—	—	—
Realized gains (1)	—	—	—	—
Purchases	—	15,176	—	—
Sales	—	—	—	—
Redemptions	—	(5,250)	—	—
Transfers:
Into Level 3	182	—	—	—
Out of Level 3	(6,200)	(5,268)	—	(1,068)
Net change	(4,608)	4,245	(11)	(2,006)
Balance at December 31, 2015	$2,942	$50,442	$1,315	$20

(1)	Realized and unrealized gains/(losses) related to financial instruments owned and investments are reported in other income in the consolidated statements of operations.
(2)	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss in the consolidated statements of financial condition.

Quantitative Information Related To The Significant Unobservable Inputs Utilized In Level 3 Recurring Fair Value Measurements

	Valuation technique	Unobservable input	Range	Weighted average
Investments:
Corporate equity securities	Market comparable companies	Tangible book value multiple	1.41 - 2.28	1.95
Auction rate securities:
Equity securities	Discounted cash flow	Discount rate	2.0% - 12.6%	6.5%
		Workout period	1-3 years	2.5 years
Municipal securities	Discounted cash flow	Discount rate	2.2% - 10.6%	4.9%
		Workout period	1-4 years	1.9 years

Schedule Of Fair Value Of Financial Instruments

	December 31, 2016		December 31, 2015
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$912,932	$912,932	$811,019	$811,019
Cash segregated for regulatory purposes	73,235	73,235	227,727	227,727
Securities purchased under agreements to resell	248,588	248,588	160,423	160,423
Financial instruments owned	925,045	925,045	749,443	749,443
Available-for-sale securities	3,181,313	3,181,313	1,629,907	1,629,907
Held-to-maturity securities	3,038,405	3,040,554	1,855,399	1,874,998
Loans held for sale	228,588	228,588	189,921	189,921
Bank loans	5,591,190	5,633,804	3,143,515	3,188,402
Investments	133,563	133,563	181,017	181,017
Derivative contracts (1)	10,390	10,390	—	—
Financial liabilities:
Securities sold under agreements to repurchase	$268,546	$268,546	$278,674	$278,674
Bank deposits	11,527,483	11,092,185	6,638,356	6,627,818
Financial instruments sold, but not yet purchased	699,032	699,032	521,744	521,744
Derivative contracts (2)	1,823	1,823	3,591	3,591
Borrowings	377,000	377,000	89,084	89,084
Federal Home Loan Bank advances	500,000	500,000	148,000	148,000
Senior notes	795,891	799,632	740,136	736,135
Debentures to Stifel Financial Capital Trusts	67,500	52,525	82,500	72,371

(1)	Included in other assets in the consolidated statements of financial condition.
(2)	Included in accounts payable and accrued expenses in the consolidated statements of financial condition.

Estimated Fair Values Of Financial Instruments Not Measured At Fair Value

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Financial assets:
Cash	$877,295	$877,295	$—	$—
Cash segregated for regulatory purposes	73,235	73,235	—	—
Securities purchased under agreements to resell	248,588	227,983	20,605	—
Held-to-maturity securities	3,040,554	—	2,830,869	209,685
Loans held for sale	228,588	—	228,588	—
Bank loans	5,633,804	—	5,633,804	—
Financial liabilities:
Securities sold under agreements to repurchase	$268,546	$149,881	$118,665	$—
Bank deposits	11,092,185	—	11,092,185	—
Borrowings	377,000	377,000	—	—
Federal Home Loan Bank advances	500,000	500,000	—	—
Senior notes	799,632	799,632	—	—
Debentures to Stifel Financial Capital Trusts	52,525	—	—	52,525

	December 31, 2015
	Total	Level 1	Level 2	Level 3
Financial assets:
Cash	$733,922	$733,922	$—	$—
Cash segregated for regulatory purposes	227,727	227,727	—	—
Securities purchased under agreements to resell	160,423	160,423	—	—
Held-to-maturity securities	1,874,998	—	1,317,582	557,416
Loans held for sale	189,921	—	189,921	—
Bank loans	3,188,402	—	3,188,402	—
Financial liabilities:
Securities sold under agreements to repurchase	$278,674	$278,674	$—	$—
Bank deposits	6,627,818	—	6,627,818	—
Borrowings	89,084	—	89,084	—
Federal Home Loan Bank advances	148,000	148,000	—	—
Senior notes	736,135	736,135	—	—
Debentures to Stifel Financial Capital Trusts	72,371	—	—	72,371